Distribution Date:	07/11/25	GS Mortgage Securities Trust 2015-GC32
Determination Date:	07/07/25
Next Distribution Date:	08/12/25
Record Date:	06/30/25	Commercial Mortgage Pass-Through Certificates
Series 2015-GC32

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Exchangeable Certificate Factor Detail	6		askmidlandls.com	(913) 253-9000
Additional Information	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	9		Attention: Brian Hanson		bhanson@cwcapital.com
			900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14
		Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15
			David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	16		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	17	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Historical Detail	18		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	19				trustadministrationgroup@computershare.com
Collateral Stratification and Historical Detail	20		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	21	Controlling Class	400 Capital Management LLC
		Representative
Specially Serviced Loan Detail - Part 2	22		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
Modified Loan Detail	23		510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36250PAA3	1.593000%	54,451,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36250PAB1	3.062000%	50,885,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36250PAC9	3.498000%	180,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36250PAD7	3.764000%	331,866,000.00	41,408,598.95	41,408,598.95	129,884.97	0.00	0.00	41,538,483.92	0.00	0.00%	30.00%
A-AB	36250PAE5	3.513000%	84,984,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-S	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	70,218,000.00	235,113.27	0.00	0.00	70,453,113.27	0.00	0.00%	23.00%
B	36250PAJ4	4.480718%	60,188,000.00	60,188,000.00	60,188,000.00	224,737.88	0.00	0.00	60,412,737.88	0.00	0.00%	17.00%
C	36250PAL9	4.490718%	42,632,000.00	42,632,000.00	42,632,000.00	159,540.24	0.00	0.00	42,791,540.24	0.00	0.00%	12.75%
D	36250PAM7	3.345000%	51,410,000.00	51,410,000.00	38,503,146.03	143,305.38	0.00	0.00	38,646,451.41	12,906,853.97	85.56%	7.63%
E	36250PAP0	4.490718%	20,063,000.00	20,063,000.00	0.00	75,081.06	0.00	0.00	75,081.06	20,063,000.00	63.12%	5.63%
F	36250PAR6	4.490718%	10,031,000.00	10,031,000.00	0.00	37,538.66	0.00	0.00	37,538.66	10,031,000.00	51.90%	4.63%
G	36250PAT2	4.490718%	17,555,000.00	17,555,000.00	0.00	65,695.46	0.00	0.00	65,695.46	17,555,000.00	32.26%	2.88%
H*	36250PAV7	4.490718%	28,840,074.00	28,839,980.09	0.00	107,926.85	0.00	202.52	107,926.85	28,839,777.57	0.00%	0.00%
R	36250PAX3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,003,123,075.00	342,345,579.04	252,949,744.98	1,178,823.77	0.00	202.52	254,128,568.75	89,395,631.54

X-A	36250PAF2	0.566941%	772,404,000.00	111,626,598.95	0.00	52,738.07	0.00	0.00	52,738.07	0.00
X-B	36250PAG0	0.010000%	60,188,000.00	60,188,000.00	0.00	501.57	0.00	0.00	501.57	0.00
X-D	36250PAN5	1.145718%	51,410,000.00	51,410,000.00	0.00	49,084.47	0.00	0.00	49,084.47	12,906,853.97
Notional SubTotal			884,002,000.00	223,224,598.95	0.00	102,324.11	0.00	0.00	102,324.11	12,906,853.97

Deal Distribution Total					252,949,744.98	1,281,147.88	0.00	202.52	254,230,892.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36250PAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36250PAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36250PAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36250PAD7	124.77505665	124.77505665	0.39137775	0.00000000	0.00000000	0.00000000	0.00000000	125.16643440	0.00000000
A-AB	36250PAE5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S	36250PAH8	1,000.00000000	1,000.00000000	3.34833333	0.00000000	0.00000000	0.00000000	0.00000000	1,003.34833333	0.00000000
B	36250PAJ4	1,000.00000000	1,000.00000000	3.73393168	0.00000000	0.00000000	0.00000000	0.00000000	1,003.73393168	0.00000000
C	36250PAL9	1,000.00000000	1,000.00000000	3.74226497	0.00000000	0.00000000	0.00000000	0.00000000	1,003.74226497	0.00000000
D	36250PAM7	1,000.00000000	748.94273546	2.78750010	0.00000000	0.00000000	0.00000000	0.00000000	751.73023556	251.05726454
E	36250PAP0	1,000.00000000	0.00000000	3.74226487	0.00000000	0.00000000	0.00000000	0.00000000	3.74226487	1,000.00000000
F	36250PAR6	1,000.00000000	0.00000000	3.74226498	0.00000000	0.00000000	0.00000000	0.00000000	3.74226498	1,000.00000000
G	36250PAT2	1,000.00000000	0.00000000	3.74226488	0.00000000	0.00000000	0.00000000	0.00000000	3.74226488	1,000.00000000
H	36250PAV7	999.99674377	0.00000000	3.74225288	0.00000000	0.00000000	0.00000000	0.00702217	3.74225288	999.98972159
R	36250PAX3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36250PAF2	144.51841128	0.00000000	0.06827783	0.00000000	0.00000000	0.00000000	0.00000000	0.06827783	0.00000000
X-B	36250PAG0	1,000.00000000	0.00000000	0.00833339	0.00000000	0.00000000	0.00000000	0.00000000	0.00833339	0.00000000
X-D	36250PAN5	1,000.00000000	0.00000000	0.95476503	0.00000000	0.00000000	0.00000000	0.00000000	0.95476503	251.05726454

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/25 - 06/30/25	30	0.00	129,884.97	0.00	129,884.97	0.00	0.00	0.00	129,884.97	0.00
A-AB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-A	06/01/25 - 06/30/25	30	0.00	52,738.07	0.00	52,738.07	0.00	0.00	0.00	52,738.07	0.00
X-B	06/01/25 - 06/30/25	30	0.00	501.57	0.00	501.57	0.00	0.00	0.00	501.57	0.00
X-D	06/01/25 - 06/30/25	30	0.00	49,084.47	0.00	49,084.47	0.00	0.00	0.00	49,084.47	0.00
A-S	06/01/25 - 06/30/25	30	0.00	235,113.27	0.00	235,113.27	0.00	0.00	0.00	235,113.27	0.00
B	06/01/25 - 06/30/25	30	0.00	224,737.88	0.00	224,737.88	0.00	0.00	0.00	224,737.88	0.00
C	06/01/25 - 06/30/25	30	0.00	159,540.24	0.00	159,540.24	0.00	0.00	0.00	159,540.24	0.00
D	06/01/25 - 06/30/25	30	0.00	143,305.38	0.00	143,305.38	0.00	0.00	0.00	143,305.38	0.00
E	06/01/25 - 06/30/25	30	0.00	75,081.06	0.00	75,081.06	0.00	0.00	0.00	75,081.06	0.00
F	06/01/25 - 06/30/25	30	0.00	37,538.66	0.00	37,538.66	0.00	0.00	0.00	37,538.66	0.00
G	06/01/25 - 06/30/25	30	0.00	65,695.46	0.00	65,695.46	0.00	0.00	0.00	65,695.46	0.00
H	06/01/25 - 06/30/25	30	0.00	107,926.85	0.00	107,926.85	0.00	0.00	0.00	107,926.85	0.00
Totals			0.00	1,281,147.88	0.00	1,281,147.88	0.00	0.00	0.00	1,281,147.88	0.00

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	36250PAH8	4.018000%	70,218,000.00	70,218,000.00	70,218,000.00	235,113.27	0.00	0.00	70,453,113.27	0.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	36250PAJ4	4.480718%	60,188,000.00	60,188,000.00	60,188,000.00	224,737.88	0.00	0.00	60,412,737.88	0.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	36250PAL9	4.490718%	42,632,000.00	42,632,000.00	42,632,000.00	159,540.24	0.00	0.00	42,791,540.24	0.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,038,000.03	173,038,000.00	173,038,000.00	619,391.39	0.00	0.00	173,657,391.39	0.00

Exchangeable Certificate Details
PEZ	36250PAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 27

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	36250PAK1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 27

	Additional Information
Total Available Distribution Amount (1)	254,230,892.86
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,285,782.21	Master Servicing Fee	2,992.51
Interest Reductions due to Nonrecoverability Determination	(12,247.35)	Certificate Administrator Fee	1,109.77
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	142.64
ARD Interest	0.00	Operating Advisor Fee	376.58
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	1,273,534.86	Total Fees	4,621.50

Principal		Expenses/Reimbursements
Scheduled Principal	252,949,947.50	Reimbursement for Interest on Advances	(154.03)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	(3,150.14)
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	202.52
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	252,949,947.50	Total Expenses/Reimbursements	(3,101.65)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	1,281,147.88
Excess Liquidation Proceeds Collected	0.00	Principal Distribution	252,949,744.98
Excess Liquidation Proceeds Reserve Account Withdrawal	8,930.34	Prepayment Penalties / Yield Maintenance	0.00
		Excess Liquidation Proceeds Reserve Account Deposit	0.00
Total Other Collected	8,930.34	Total Payments to Certificateholders and Others	254,230,892.86
Total Funds Collected	254,232,412.70	Total Funds Distributed	254,232,412.71

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	342,345,579.04	342,345,579.04	Beginning Certificate Balance	342,345,579.04
(-) Scheduled Principal Collections	252,949,947.50	252,949,947.50	(-) Principal Distributions	252,949,744.98
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	202.52
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	202.52
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	89,395,631.54	89,395,631.54	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	342,513,621.84	342,513,621.84	Ending Certificate Balance	89,395,631.54
Ending Actual Collateral Balance	89,633,142.05	89,633,142.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	202.52	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	202.52	0.00	Net WAC Rate	4.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	3	9,388,212.04	10.50%	0	4.5149	1.384220	1.30 or less	5	67,017,908.86	74.97%	(1)	4.2587	0.819621
5,000,001 to 10,000,000	4	28,213,543.01	31.56%	0	4.7381	1.150047	1.31-1.40	1	5,860,861.91	6.56%	0	4.8600	1.310000
10,000,001 to 15,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.41-1.50	0	0.00	0.00%	0	0.0000	0.000000
15,000,001 to 20,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51-1.60	1	3,808,798.14	4.26%	0	4.1985	1.550000
20,000,001 to 25,000,000	1	25,000,000.00	27.97%	(3)	3.9085	1.150000	1.61-1.70	1	7,357,206.10	8.23%	0	4.8200	1.670000
25,000,001 to 30,000,000	1	26,793,876.49	29.97%	0	4.3500	0.590000	1.71-1.80	1	5,350,856.53	5.99%	0	4.6690	1.720000
30,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.81-1.90	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.91-2.00	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.01-2.50	0	0.00	0.00%	0	0.0000	0.000000
Totals	9	89,395,631.54	100.00%	(1)	4.3663	1.006768	2.51-3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	9	89,395,631.54	100.00%	(1)	4.3663	1.006768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	3,808,798.14	4.26%	0	4.1985	1.550000
							Industrial	1	3,808,798.14	4.26%	0	4.1985	1.550000
California	1	2,497,027.06	2.79%	0	4.6850	1.260000
							Lodging	2	32,654,738.40	36.53%	0	4.4415	0.719225
Connecticut	1	7,357,206.10	8.23%	0	4.8200	1.670000
							Mixed Use	2	17,001,824.57	19.02%	0	4.7179	0.915531
Georgia	1	5,350,856.53	5.99%	0	4.6690	1.720000
							Office	9	25,000,000.00	27.97%	(3)	3.9085	1.150000
Michigan	1	3,082,386.84	3.45%	0	4.7680	1.280000
							Retail	3	10,930,270.43	12.23%	0	4.7006	1.490831
Pennsylvania	2	36,438,494.96	40.76%	0	4.4268	0.523829
							Totals	17	89,395,631.54	100.00%	(1)	4.3663	1.006768
Texas	1	5,860,861.91	6.56%	0	4.8600	1.310000

Washington	9	25,000,000.00	27.97%	(3)	3.9085	1.150000

Totals	17	89,395,631.54	100.00%	(1)	4.3663	1.006768

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	25,000,000.00	27.97%	(3)	3.9085	1.150000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	3,808,798.14	4.26%	0	4.1985	1.550000	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	1	26,793,876.49	29.97%	0	4.3500	0.590000	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	3	17,492,502.06	19.57%	0	4.6553	0.893463	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	3	16,300,454.85	18.23%	0	4.8245	1.466813	49 months or greater	9	89,395,631.54	100.00%	(1)	4.3663	1.006768
	5.001% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	9	89,395,631.54	100.00%	(1)	4.3663	1.006768
	Totals	9	89,395,631.54	100.00%	(1)	4.3663	1.006768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	9	89,395,631.54	100.00%	(1)	4.3663	1.006768	Interest Only	1	25,000,000.00	27.97%	(3)	3.9085	1.150000
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	8	64,395,631.54	72.03%	0	4.5441	0.951161
	Totals	9	89,395,631.54	100.00%	(1)	4.3663	1.006768	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	9	89,395,631.54	100.00%	(1)	4.3663	1.006768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	86,313,244.70	96.55%	(1)	4.3520	0.997010			No outstanding loans in this group
	13 to 24 months	1	3,082,386.84	3.45%	0	4.7680	1.280000
	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	9	89,395,631.54	100.00%	(1)	4.3663	1.006768
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
3	30520777	RT	El Paso	TX	Actual/360	4.399%	210,113.70	57,323,279.08	0.00	N/A	07/03/25	--	57,323,279.08	0.00	07/06/25
4	30520787	LO	Denver	CO	Actual/360	4.328%	194,435.60	53,910,054.32	0.00	N/A	07/03/25	--	53,910,054.32	0.00	07/06/25
7	30309711	LO	Canonsburg	PA	Actual/360	4.350%	97,316.40	52,027.14	0.00	N/A	07/06/25	--	26,845,903.63	26,793,876.49	06/06/25
10	30520779	OF	Seattle	WA	Actual/360	3.909%	81,427.08	0.00	0.00	N/A	04/04/25	--	25,000,000.00	25,000,000.00	06/06/25
12	30309713	OF	Mundelein	IL	Actual/360	4.705%	76,334.57	19,468,965.99	0.00	N/A	07/06/25	--	19,468,965.99	0.00	07/06/25
14	30520774	RT	Woodbury	NJ	Actual/360	4.503%	67,374.85	17,956,649.69	0.00	N/A	06/06/25	--	17,956,649.69	0.00	07/06/25
15	30309715	MF	Various	Various	Actual/360	4.869%	72,047.43	17,758,429.95	0.00	N/A	07/06/25	--	17,758,429.95	0.00	07/06/25
16	30309716	RT	Enfield	CT	Actual/360	4.605%	59,943.89	15,620,558.01	0.00	N/A	07/06/25	--	15,620,558.01	0.00	07/06/25
17	30520776	RT	Eddystone	PA	Actual/360	4.457%	53,248.30	14,338,149.83	0.00	N/A	07/03/25	--	14,338,149.83	0.00	07/06/25
25	30309722	MU	Upper Darby	PA	Actual/360	4.640%	37,372.06	20,569.67	0.00	N/A	07/06/25	--	9,665,188.14	9,644,618.47	06/06/25
29	30520785	SS	Myrtle Beach	SC	Actual/360	4.652%	34,806.18	8,978,379.36	0.00	N/A	07/03/25	--	8,978,379.36	0.00	07/06/25
33	30295720	Various Various		MO	Actual/360	4.935%	31,344.96	7,621,875.61	0.00	N/A	07/06/25	--	7,621,875.61	0.00	07/07/25
34	30309728	MU	Norwalk	CT	Actual/360	4.820%	29,622.56	17,706.18	0.00	N/A	07/06/25	--	7,374,912.28	7,357,206.10	06/06/25
37	30295695	RT	Various	Various	Actual/360	4.709%	29,902.12	7,619,992.22	0.00	N/A	07/06/25	--	7,619,992.22	0.00	07/06/25
38	30309731	LO	Columbus	OH	Actual/360	5.295%	31,942.66	7,239,128.96	0.00	N/A	07/06/25	--	7,239,128.96	0.00	07/06/25
41	30309734	RT	Various	Various	Actual/360	5.022%	25,936.11	6,196,779.91	0.00	N/A	07/06/25	--	6,196,779.91	0.00	07/07/25
42	30309735	LO	Sherman	TX	Actual/360	4.860%	23,793.32	14,032.83	0.00	N/A	07/06/25	--	5,874,894.74	5,860,861.91	06/06/25
43	30309736	RT	Canton	GA	Actual/360	4.669%	20,866.79	12,206.89	0.00	N/A	07/06/25	--	5,363,063.42	5,350,856.53	06/06/25
45	30520783	RT	San Antonio	TX	Actual/360	4.407%	18,434.31	5,019,552.12	0.00	N/A	07/03/25	--	5,019,552.12	0.00	07/06/25
48	30520781	IN	Birmingham	AL	Actual/360	4.199%	13,360.71	9,912.34	0.00	N/A	07/03/25	--	3,818,710.48	3,808,798.14	06/06/25
50	30309738	RT	Cedar Springs	MI	Actual/360	4.768%	0.00	0.00	0.00	N/A	07/06/25	--	3,082,386.84	3,082,386.84	10/06/24
51	30309739	RT	Delray Beach	FL	Actual/360	4.963%	16,126.68	3,899,651.61	0.00	N/A	07/06/25	--	3,899,651.61	0.00	07/07/25
52	30309740	IN	Nashua	NH	Actual/360	4.430%	12,748.42	3,453,295.62	0.00	N/A	07/06/25	--	3,453,295.62	0.00	07/06/25
53	30309741	RT	Indianapolis	IN	Actual/360	4.540%	12,592.07	3,328,301.64	0.00	N/A	07/06/25	--	3,328,301.64	0.00	07/06/25
55	30309743	RT	Las Vegas	NV	Actual/360	4.930%	12,670.12	3,084,005.21	0.00	N/A	07/06/25	--	3,084,005.21	0.00	07/06/25
60	30309747	RT	Lakewood	CA	Actual/360	4.685%	9,773.97	6,443.32	0.00	N/A	07/06/25	--	2,503,470.38	2,497,027.06	06/06/25
Totals							1,273,534.86	252,949,947.50	0.00				342,345,579.04	89,395,631.54
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
3	5,121,678.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,894,039.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1,458,599.78	0.00	--	--	--	0.00	0.00	149,231.68	149,231.68	0.00	0.00
10	27,939,961.57	1,624,585.85	01/01/25	03/31/25	--	0.00	0.00	81,322.91	81,322.91	0.00	0.00
12	1,775,302.96	1,756,369.16	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,934,751.60	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,982,432.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,974,067.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,588,496.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	384,565.62	0.00	--	--	--	0.00	0.00	57,901.46	57,901.46	0.00	0.00
29	1,136,454.53	307,354.67	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,130,336.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	981,298.25	0.00	--	--	--	0.00	0.00	47,298.01	47,298.01	0.00	0.00
37	896,201.68	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	753,001.11	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	581,748.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	698,375.41	0.00	--	--	--	0.00	0.00	37,801.67	37,801.67	0.00	0.00
43	708,197.23	0.00	--	--	--	0.00	0.00	33,051.33	33,051.33	0.00	0.00
45	780,216.83	192,691.09	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
48	445,145.42	0.00	--	--	--	0.00	0.00	23,257.14	23,257.14	0.00	0.00
50	0.00	0.00	--	--	04/07/25	1,060,903.16	4,210.90	(27.51)	188,556.21	0.00	202.52
51	287,739.42	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	324,197.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
53	409,425.67	443,361.84	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
55	416,322.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
60	272,959.95	0.00	--	--	--	0.00	0.00	16,206.86	16,206.86	0.00	0.00
Totals	61,875,516.51	4,324,362.61				1,060,903.16	4,210.90	446,043.55	634,627.27	0.00	202.52

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/11/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	4.366345%	4.355635%	(1)
06/12/25	0	0.00	0	0.00	1	3,082,386.84	0	0.00	0	0.00	0	0.00	0	0.00	5	37,687,780.68	4.506962%	4.490718%	1
05/12/25	0	0.00	0	0.00	1	3,082,386.84	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.422436%	4.406516%	2
04/11/25	0	0.00	0	0.00	1	3,097,630.30	0	0.00	0	0.00	0	0.00	0	0.00	7	119,752,895.10	4.422434%	4.406514%	3
03/12/25	0	0.00	0	0.00	1	3,112,402.85	0	0.00	0	0.00	0	0.00	0	0.00	8	87,436,668.71	4.432324%	4.416316%	4
02/12/25	0	0.00	0	0.00	1	3,128,352.91	0	0.00	0	0.00	0	0.00	0	0.00	3	65,658,973.78	4.439651%	4.423380%	5
01/13/25	0	0.00	0	0.00	1	3,142,999.83	0	0.00	0	0.00	0	0.00	0	0.00	1	3,976,857.39	4.417170%	4.400404%	5
12/12/24	0	0.00	1	3,157,586.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417075%	4.400339%	6
11/13/24	1	3,172,532.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417087%	4.400351%	7
10/11/24	0	0.00	1	7,739,062.95	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417096%	4.400359%	8
09/12/24	1	7,754,062.86	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417108%	4.400370%	9
08/12/24	1	3,216,174.91	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417115%	4.400377%	10
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7	30309711	06/06/25	0	5	149,231.68	149,231.68	0.00		26,845,903.63	05/29/25	98
10	30520779	06/06/25	0	5	81,322.91	81,322.91	0.00		25,000,000.00	11/24/24	1
25	30309722	06/06/25	0	5	57,901.46	57,901.46	0.00		9,665,188.14	06/27/25	98
34	30309728	06/06/25	0	5	47,298.01	47,298.01	0.00		7,374,912.28	06/27/25	98
42	30309735	06/06/25	0	5	37,801.67	37,801.67	0.00		5,874,894.74
43	30309736	06/06/25	0	5	33,051.33	33,051.33	0.00		5,363,063.42
48	30520781	06/06/25	0	5	23,257.14	23,257.14	0.00		3,818,710.48
50	30309738	10/06/24	8	5	(27.51)	188,556.21	0.00		3,186,998.98	11/06/24	2
60	30309747	06/06/25	0	5	16,206.86	16,206.86	0.00		2,503,470.38	06/27/25	98
Totals					446,043.55	634,627.27	0.00		89,633,142.05
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		89,395,632	0	89,395,632		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-25	89,395,632	86,313,245	0	0	3,082,387	0
Jun-25	342,345,579	339,263,192	0	0	3,082,387	0
May-25	501,914,999	473,832,612	0	25,000,000	3,082,387	0
Apr-25	503,021,852	474,924,222	0	0	28,097,630	0
Mar-25	623,853,228	620,740,825	0	0	3,112,403	0
Feb-25	712,915,060	709,786,707	0	0	3,128,353	0
Jan-25	780,019,920	776,876,921	0	0	3,143,000	0
Dec-24	785,571,302	782,413,715	0	3,157,587	0	0
Nov-24	787,238,973	784,066,440	3,172,533	0	0	0
Oct-24	788,809,137	781,070,074	0	7,739,063	0	0
Sep-24	790,464,921	782,710,858	7,754,063	0	0	0
Aug-24	792,022,847	788,806,672	3,216,175	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	30309711	26,793,876.49	26,845,903.63	35,400,000.00	03/16/21	1,062,499.38	0.59000	01/31/25	07/06/25	239
10	30520779	25,000,000.00	25,000,000.00	741,000,000.00	--	1,501,018.35	1.15000	03/31/25	04/04/25	I/O
25	30309722	9,644,618.47	9,665,188.14	15,250,000.00	07/20/20	239,108.62	0.34000	12/31/24	07/06/25	239
34	30309728	7,357,206.10	7,374,912.28	13,190,000.00	02/24/15	947,510.25	1.67000	12/31/24	07/06/25	239
50	30309738	3,082,386.84	3,186,998.98	2,400,000.00	01/15/25	423,985.36	1.28000	12/31/23	07/06/25	143
60	30309747	2,497,027.06	2,503,470.38	4,300,000.00	02/16/15	244,442.95	1.26000	12/31/24	07/06/25	231
Totals		74,375,114.96	74,576,473.41	811,540,000.00		4,418,564.91

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					Specially Serviced Loan Detail - Part 2

				Servicing
	Property			Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	30309711	LO	PA	05/29/25	98

7/7/2025 - The loan transferred to Special Servicing effective 5/29/2025 for imminent maturity default. The subject is a 175-room hotel located in Canonsburg, PA built in 2001 and renovated in 2014. The loan matures on 7/5/2025. Files are

	currently underr eview to determine workout strategies.

10	30520779	OF	WA	11/24/24	1

07/01/2025 - The Loan was transferred to Special Servicing upon receipt of notice from Borrower that they would not be in a position to pay the loan off at Maturity. Portfolio occupancy is at 68% (inline with the Seattle MSA). Borrower has requested a l oan extension to allow time to complete critical leasing and a subsequent refinance of the portfolio. Lender granted a 90-day forbearance while the parties continue to negotiate a potential extension/loan modification. The

	forbearance will be extended a n additional 90-days if needed to finish documenting a deal. Borrower stipulated to appointment of a Custodial Receiver.

25	30309722	MU	PA	06/27/25	98
	"The loan is transferring to the Special Servicer, CW Capital, due to

Imminent Monetary Default (Balloon/Maturity Default). Loan matures 7/6/2025. Borrower had previously advised it does not have an exit strategy and has advised it is willing to hand o ver keys to the Property. CW Capital has received DCH

	consent to deem a servicing transfer event for imminent maturity default."

34	30309728	MU	CT	06/27/25	98
	"The loan is transferring to the Special Servicer, CW Capital, due to

Imminent Monetary Default (Balloon/Maturity Default). Loan matures 7/6/2025. Borrower had previously advised it does not have an exit strategy as tenant, The Norwalk Hospital Associa tion (22,000 NRSF/78% NRA; 6/30/2026 expiration date),

	has not yet renewed. CW Capital has received DCH consent to deem a servicing transfer event for imminent maturity default."

50	30309738	RT	MI	11/06/24	2

6/5/2025 - The loan transferred to Special Servicing on 11/6/2024 due to single tenant BK/vacate. The subject is a 14,673 SF retail property located in Cedar Springs, MI. The loan is under cash management due to Ride Aid filing for BK on

10/16/2023. The l ease has been rejected through the BK court. A PNA was executed by the borrower effective 1/13/2025. A receiver was appointed to the property effective 4/25/2025. The loan is currently due for the October 2024 payment.

	The special servicer is actively ne gotiating with the Borrower to reach a resolution while also initiating preliminary steps to prepare the asset for disposition.

60	30309747	RT	CA	06/27/25	98

The loan is transferring to the Special Servicer, CW Capital, due to Imminent Monetary Default (Balloon/Maturity Default). Loan matures 7/6/2025. Borrower had previously advised it does not have an exit strategy and has advised it is willing to

	hand ove r keys to the Property. CW Capital has received DCH consent to deem a servicing transfer event for imminent maturity default.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	30309711	0.00	4.35000%	0.00	4.35000%	8	07/29/21	07/06/21	10/26/21
14	30520774	0.00	4.50250%	0.00	4.50250%	10	06/06/25	06/06/25	06/26/25
20	30309719	4,808,380.91	4.77300%	4,796,362.71	4.77300%	8	09/03/20	09/06/20	09/15/20
31	30309726	0.00	5.23000%	0.00	5.23000%	1	09/14/23	07/06/23	10/16/23
38	30309731	7,999,864.09	5.29500%	7,999,864.09	5.29500%	8	12/08/20	10/06/20	12/23/20
38	30309731	0.00	5.29500%	0.00	5.29500%	10	02/15/22	01/06/22	02/15/22
38	30309731	0.00	5.29500%	0.00	5.29500%	10	01/06/22	03/06/21	02/15/22
41	30309734	6,875,134.64	5.02250%	6,875,134.64	5.02250%	8	08/11/20	06/01/20	12/07/20
61	30309748	0.00	4.77500%	0.00	4.77500%	8	06/21/21	06/21/21	07/09/21
Totals		19,683,379.64		19,671,361.44
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
31	30309726 11/10/23	6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15	0.00%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		6,914,573.18	12,700,000.00	7,029,814.25	115,335.22	7,029,814.25	6,914,479.03	94.15	0.00	0.00	94.15

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	12/12/23	0.00	94.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	30309726	11/10/23	0.00	0.00	94.15	0.00	0.00	94.15	0.00	0.00	94.15
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	94.25	94.15	0.00	0.00	94.15	0.00	0.00	94.15

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	5,592.90	0.00	0.00	0.00	0.00	0.00	31.09	0.00	0.00	0.00
10	0.00	0.00	(22,743.04)	0.00	0.00	0.00	0.00	0.00	5.83	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(100.67)	0.00	0.00	0.00
25	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
37	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(8.91)	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(39.86)	0.00	0.00	0.00
50	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	12,247.35	0.00	0.00	0.00	0.00
51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(18.85)	0.00	0.00	0.00
55	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(22.66)	0.00	0.00	0.00
60	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	(3,150.14)	0.00	0.00	0.00	0.00	12,247.35	(154.03)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		8,943.18

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Supplemental Notes
None

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